Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 213,216	$ 62,677
Royalty interests [Member]
Statement [Line Items]
Revenue	74,041	62,677
Stream interests [Member]
Statement [Line Items]
Revenue	19,751	0
Offtake interests [Member]
Statement [Line Items]
Revenue	$ 119,424	$ 0